Investments in associates and joint ventures (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes Jointly Controlled By Banco Santander [Abstract]
Balance at beginning of year		R$ 969,097	R$ 1,041,239	R$ 1,004,045
Additions / disposals (net) due to change in the scope of consolidation		0	(2,926)	0
Additions /disposals	[1],[2]	34,154	3,105	(2,768)
Capital reduction	[3]	0	(76,860)	0
Share of results of entities accounted for using the equity method		70,334	46,061	114,811
Dividends proposed/received		(200,620)	(39,424)	(74,849)
Others		(27,261)	(2,098)	0
Balance at end of year		845,704	969,097	1,041,239
Significant Influence of Banco Santander
Balance at beginning of year		20,980	19,504	19,416
Share of results of entities accounted for using the equity method		1,217	1,476	1,501
Dividends proposed/received		(1,337)	0	(1,413)
Balance at end of year		R$ 20,860	R$ 20,980	R$ 19,504

[1]	In 2017 refers to the incorporation of Gestora de Inteligência de Crédito - partnership between Banco Santander and other banks from brazilian market (according to note 3.d) and in 2016 refers to the acquisition agreement of part of the financial operations from the Group PSA in Brazil and the consequent creation of a Joint Venture.
[2]	In June 2016 the interest held in iZetlle do Brasil S.A was sold.
[3]	At the ESM realized in September 26, 2016, was approved the reduction of the capital of Webmotors S.A. without cancellation of shares in the amount of R$109,800 to be considered excessive to maintain its activities, and the capital of R$194,580 to R$84,780.